OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivable - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in the allowances of other receivables
At the beginning of the year	$ (4,658)	$ (6,196)
Increases	(470)	(2,727)
Uses	949
RECPAM and currency translation adjustments	2,534	4,265
At the end of the year	$ (1,645)	$ (4,658)